Quarterly Holdings Report
for
Fidelity® SAI Municipal Bond Index Fund
March 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MBX-NPRT3-0523
1.9894033.103
Municipal Bonds - 98.8%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	70,387
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	26,822
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	30,000	30,789
Black Belt Energy Gas District Series 2019 A, 4% 6/1/25	180,000	179,808
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	53,120
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	58,606
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	25,000	27,488
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	53,158
Series 2017 B1, 3.25% 9/1/31	45,000	45,173
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	20,000	20,034
Series 2017 B, 3% 7/1/35	30,000	28,903
TOTAL ALABAMA		594,288
Arizona - 2.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	15,522
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	67,533
Bullhead City Excise Taxes Series 2021, 2.7% 7/1/51	90,000	63,288
City of Lake Havasu Wastewtr. Sys. Rev. Series 2015 B, 4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	60,000	57,049
Glendale Wtr. & Swr. Rev. Series 2015, 5% 7/1/26	325,000	342,692
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	42,162
McAllister Academic Village LLC Rev. Series 2016, 5% 7/1/39	175,000	183,704
Mesa Util. Sys. Rev. Series 2016, 3% 7/1/38	125,000	114,154
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	96,488
Series 2017 D, 5% 7/1/25	20,000	21,053
Series 2019 B, 5% 7/1/44 (b)	40,000	41,707
Phoenix Civic Impt. Corp. District Rev. Series 2005 B:
5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	31,207
5.5% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	99,069
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	26,305
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	145,000	155,493
Series 2015 A, 5% 12/1/32	25,000	26,208
Series 2017 A, 5% 1/1/28	55,000	61,928
Series 2022 A, 5% 1/1/32	145,000	174,665
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	21,322
5.25% 12/1/24	15,000	15,304
5.25% 12/1/26	15,000	15,686
Series 2007, 5.25% 12/1/23	15,000	15,126
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	99,400
TOTAL ARIZONA		1,787,065
Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	158,776
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	36,330
TOTAL ARKANSAS		195,106
California - 18.0%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 3% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	165,000	155,995
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	90,000	58,510
Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	30,708
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (c)	50,000	49,333
Series 2018 A, 2.625%, tender 4/1/26 (c)	70,000	69,282
Series 2017 S7:
4% 4/1/34	50,000	52,373
4% 4/1/42	10,000	10,073
4% 4/1/47	45,000	45,068
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	10,242
Series S7, 5% 4/1/24	5,000	5,125
Beaumont Calif Pub. Impt. Auth. W Series 2018 A, 5% 9/1/49 (Assured Guaranty Muni. Corp. Insured)	175,000	185,710
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	91,404
California Dept. of Wtr. Resources:
Series 2014, 5% 12/1/29 (Pre-Refunded to 12/1/24 @ 100)	160,000	166,609
Series 2017 AX, 5% 12/1/24	160,000	166,955
Series 2019 A, 5% 12/1/34	90,000	103,736
Series AV, 4% 12/1/31	10,000	10,527
Series BA, 5% 12/1/32	5,000	5,811
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	11,646
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,309
Series T1, 5% 3/15/39	20,000	24,035
California Gen. Oblig.:
Series 2007, 5.25% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	105,000	128,203
Series 2012, 3.5% 9/1/32	45,000	45,020
Series 2013:
4% 4/1/43	40,000	40,002
5% 9/1/27	70,000	70,695
5% 11/1/30	15,000	15,205
Series 2014:
4% 11/1/44	10,000	10,015
5% 11/1/24	100,000	103,899
5% 12/1/24	15,000	15,248
5% 10/1/28	10,000	10,394
5% 5/1/32	105,000	107,652
5% 8/1/35	20,000	20,558
5% 10/1/39	25,000	25,669
Series 2015:
3.25% 3/1/32	100,000	100,756
4% 3/1/45	100,000	100,101
5% 8/1/23	25,000	25,210
5% 8/1/26	30,000	31,444
5% 8/1/26	20,000	21,219
5% 9/1/26	40,000	42,528
5% 9/1/28	50,000	53,060
5% 8/1/29	20,000	21,182
5% 8/1/30	50,000	52,279
5% 8/1/45	30,000	31,167
Series 2016:
3% 9/1/33	30,000	30,019
4% 9/1/36	100,000	102,694
5% 9/1/24	55,000	56,916
5% 9/1/25	25,000	26,566
5% 9/1/26	15,000	16,373
5% 9/1/30	20,000	21,739
5% 9/1/45	10,000	10,518
Series 2017 A, 5% 8/1/26	65,000	70,801
Series 2017:
4% 8/1/27	55,000	58,039
4% 11/1/36	20,000	20,697
4% 8/1/37	25,000	25,660
5% 11/1/24	95,000	98,704
5% 8/1/27	30,000	33,492
5% 11/1/27	150,000	168,455
Series 2018, 5% 10/1/39	110,000	116,231
Series 2019:
3% 10/1/36	50,000	47,602
4% 4/1/25	5,000	5,153
5% 4/1/25	10,000	10,499
5% 4/1/27	5,000	5,538
5% 11/1/27	90,000	101,073
5% 4/1/28	225,000	255,042
5% 4/1/35	85,000	86,750
5% 4/1/37	75,000	76,544
5% 4/1/45	60,000	65,514
Series 2020:
3% 11/1/35	220,000	214,604
4% 3/1/28	60,000	64,639
5% 11/1/28	140,000	160,791
Series 2021:
4% 10/1/37	80,000	83,606
5% 10/1/28	100,000	114,639
Series 2022, 5% 4/1/32	75,000	91,446
California Health Facilities Fing. Auth. Rev.:
Series 2013 A, 4% 3/1/43	40,000	37,131
Series 2016 B:
5% 11/15/46	15,000	15,531
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,891
Series 2017 A, 5% 11/1/27	30,000	33,663
Series 2018 A:
4% 11/15/42	20,000	19,549
5% 11/15/24	70,000	72,823
5% 11/15/33	35,000	38,150
Series A:
4% 8/15/50	185,000	183,249
5% 8/15/47	15,000	15,308
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (b)	30,000	29,085
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26 (Pre-Refunded to 11/1/23 @ 100)	40,000	40,567
Series 2014 A:
5% 11/1/30 (Pre-Refunded to 11/1/24 @ 100)	95,000	98,719
5% 11/1/33 (Pre-Refunded to 11/1/24 @ 100)	100,000	103,915
Series 2015 A, 5% 11/1/26	15,000	16,026
Series 2016 A:
3.2% 11/1/37	15,000	14,511
5% 11/1/26	40,000	43,362
Series 2017 A, 5% 11/1/24	65,000	67,647
Series 2020 C, 3% 11/1/40	50,000	44,206
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	9,524
5% 1/1/32	30,000	32,068
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 3% 8/15/29	50,000	50,905
Series 2018 A, 3.5% 3/1/38	155,000	149,595
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	29,806
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,807
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	35,284
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	58,554
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,007
Corona-Norco Unified School District Series 2014, 3% 8/1/44	125,000	105,431
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	68,344
Series 2017 B, 5% 6/1/32	45,000	50,067
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	42,160
0% 8/1/38	85,000	48,895
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	63,108
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	70,338
0% 8/1/33	85,000	62,458
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	26,017
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	10,000	9,795
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	20,546
Series 2013 B1, 3.95% 1/15/53 (c)	65,000	58,259
Series 2021 A, 4% 1/15/46	15,000	14,022
Fremont Union High School District, Santa Clara:
Series 2015, 4% 8/1/44	45,000	45,053
Series 2019 A, 4% 8/1/46	30,000	30,083
Fresno Unified School District Series B, 3% 8/1/43	110,000	91,636
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	40,000	40,165
Series 2015 A:
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,556
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	65,000	68,729
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,556
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	100,000	105,737
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	31,631
Series 2016 B, 3% 8/1/45	30,000	24,492
Hayward Unified School District Gen. Oblig. Series 2015, 4% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	180,000	180,101
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	89,530
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	100,000	70,476
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	40,396
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	26,884
5.5% 11/15/37	30,000	33,328
Long Beach Unified School District:
Series 2016, 3% 8/1/32	80,000	80,267
Series B, 0% 8/1/35	90,000	57,727
Los Angeles Cmnty. College District:
Series 2015 A, 5% 8/1/24	95,000	98,243
Series 2017 J, 5% 8/1/28	20,000	22,394
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,654
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	35,280
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,654
Series K, 4% 8/1/35	20,000	20,723
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	48,643
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/36 (b)	80,000	84,265
Series 2020 A, 5% 5/15/38	85,000	95,362
Series 2021 B, 5% 5/15/37	50,000	57,775
Series 2022 C, 4% 5/15/41 (b)	50,000	49,539
Series B, 5% 5/15/48	90,000	99,181
Series C, 5% 5/15/33 (b)	155,000	165,500
Series D, 5% 5/15/26 (b)	5,000	5,295
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 C, 5% 7/1/29	65,000	67,050
Series 2014 D:
5% 7/1/35	105,000	107,790
5% 7/1/44	45,000	45,869
Series 2017 C, 5% 7/1/36	50,000	54,397
Series 2018 C, 5% 7/1/25	95,000	100,641
Series 2019 B, 5% 7/1/35	90,000	102,372
Series 2019 D, 5% 7/1/44	50,000	54,509
Series A, 5% 7/1/31	35,000	39,472
Series B:
5% 7/1/30	25,000	28,903
5% 7/1/30 (Pre-Refunded to 7/1/23 @ 100)	50,000	50,284
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,495
Series 2020 B, 4% 7/1/29	115,000	126,494
Series A:
5% 7/1/33	5,000	5,627
5% 7/1/33	55,000	60,194
Series B:
5% 7/1/25	20,000	20,113
5% 7/1/37	100,000	110,807
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	40,710
Los Angeles Solid Waste Resources Rev. Series 2018 A:
4% 2/1/32	35,000	37,080
5% 2/1/25	50,000	52,220
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	10,298
Series 2016 A:
4% 7/1/34	100,000	102,533
5% 7/1/29	80,000	84,636
5% 7/1/40	75,000	78,049
Series 2018 B1, 5% 7/1/23	10,000	10,058
Series 2019 A, 5% 7/1/28	20,000	22,831
Series 2021 A, 5% 7/1/25	125,000	131,973
Series A:
5% 7/1/29	45,000	52,481
5% 7/1/30	25,000	29,158
Series B, 5% 7/1/25	15,000	15,837
Los Angeles Wastewtr. Sys. Rev.:
Series 2013 A, 5% 6/1/24	5,000	5,020
Series 2022 A, 5% 6/1/47	85,000	95,223
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	4,601
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	50,068
Series 2020 A, 5% 10/1/36	85,000	97,453
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	20,000	15,999
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	29,705
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	44,344
Series 2017, 0% 8/1/39	5,000	2,681
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	22,120
Oakland Unified School District Alameda County:
Series 2019 A, 3% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	30,165
Series 2021 A, 4% 8/1/38	150,000	159,135
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	41,080
0% 8/1/32	100,000	76,572
0% 8/1/33	15,000	11,056
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	215,996
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	15,015
Peralta Cmnty. College District Gen. Oblig. Series 2016 A, 4% 8/1/39	130,000	130,717
Perris Union High School District Series A, 3% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	25,000	20,636
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	32,614
Poway Unified School District:
Series 2011 B, 0% 8/1/34	50,000	34,650
Series B, 0% 8/1/41	190,000	90,766
Riverside County Pub. Fing. Auth. Series 2015, 5% 11/1/25 (Escrowed to Maturity)	255,000	272,162
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	54,692
Sacramento Muni. Util. District Elec. Rev. Series 2021 I, 5% 8/15/28	100,000	114,199
Sacramento TOT Rev. Series A, 5% 6/1/43	100,000	105,754
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	14,911
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	20,000	11,413
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,460
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.) Series 2017 B, 5% 7/1/42 (b)	175,000	180,038
Series 2019 A, 5% 7/1/34	75,000	86,358
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A, 5% 5/1/47	135,000	151,336
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2016 A, 5% 5/15/39	100,000	106,649
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	10,000	10,926
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	5,000	5,048
San Diego Unified School District:
Series 1998 G1:
5.25% 7/1/27	10,000	11,251
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	10,000	11,507
Series 2012 I, 5% 7/1/33	65,000	72,030
Series 2017 I, 4% 7/1/47	15,000	14,874
Series 2017 J, 5% 7/1/30	80,000	88,922
Series B, 3.25% 7/1/48	80,000	67,253
Series C, 0% 7/1/43	40,000	17,643
Series R1, 0% 7/1/30	35,000	28,287
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	42,118
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2020 C1, 4% 8/1/30	125,000	137,829
Series A1, 5% 8/1/47	45,000	48,159
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	20,000	21,661
Series 2017 D, 5% 5/1/24 (b)	35,000	35,697
Series 2019 A, 5% 5/1/49 (b)	25,000	25,818
Series 2019 E, 5% 5/1/34 (b)	125,000	136,219
Series 2020 A, 4% 5/1/39 (b)	35,000	35,051
Series 2020 B, 4% 5/1/39	100,000	102,313
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	35,383
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	155,683
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	21,068
Series 2016, 5% 11/1/24	110,000	114,480
Series 2020 A, 5% 11/1/50	30,000	32,872
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/25 (Escrowed to Maturity)	100,000	95,728
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,855
0% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	40,876
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,592
Series 2021 A, 4% 1/15/50	30,000	28,223
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	67,597
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	26,321
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2014 A, 4% 6/15/35	95,000	96,112
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	60,319
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	48,985
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (d)	50,000	46,984
0% 9/1/41 (d)	10,000	9,582
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	38,590
Series 2019 A, 3% 5/1/42	100,000	84,392
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	35,113
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	55,643
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	50,090
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	10,000	11,072
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	145,000	124,702
Southern California Pub. Pwr. Auth. Rev.:
Series 2007 A, 5.25% 11/1/25	35,000	36,527
Series A, 5.25% 11/1/26	30,000	31,832
Univ. of California Revs.:
Series 2014, 5% 5/15/25	75,000	77,065
Series 2015 AO, 5% 5/15/25	70,000	73,836
Series 2016, 5% 5/15/35	15,000	16,124
Series 2017 AV:
5% 5/15/35	50,000	54,851
5% 5/15/47	110,000	117,108
Series 2017 AY, 5% 5/15/25	50,000	52,740
Series 2017 M, 5% 5/15/32	35,000	38,700
Series 2020 BE:
4% 5/15/47	115,000	115,126
5% 5/15/43	15,000	16,583
Series 2022 BK, 5% 5/15/32	115,000	142,183
Series AM, 5.25% 5/15/37	15,000	15,420
Series AY, 5% 5/15/28	30,000	33,383
Series I:
5% 5/15/23	25,000	25,072
5% 5/15/28	10,000	10,543
Series M, 5% 5/15/36	20,000	21,779
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 4% 1/1/42	10,000	9,192
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	61,150
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	75,000	64,770
Westminster Redev. Agcy. Series 2016:
3% 11/1/41	25,000	21,111
3% 11/1/45	75,000	59,791
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	140,000	119,074
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	76,232
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	150,000	139,570
3% 8/1/37	30,000	27,303
TOTAL CALIFORNIA		16,031,881
Colorado - 1.9%
Colorado Health Facilities Auth. Rev. Bonds:
Series 2018 A, 4% 11/15/48	5,000	4,700
Series 2019 A, 5% 1/1/30	105,000	121,179
Series 2019 A1:
4% 8/1/37	90,000	88,204
4% 8/1/44	10,000	9,146
5% 8/1/32	120,000	131,353
Series 2021 A, 4% 11/15/46	100,000	95,026
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	30,087
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	26,906
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (b)	55,000	58,763
5% 11/15/28 (b)	30,000	32,328
5% 11/15/29 (b)	20,000	21,516
Series 2018 B, 3.5% 12/1/35	10,000	9,991
Series 2019 C, 5% 11/15/31	20,000	23,031
Series 2022 A, 5% 11/15/41 (b)	85,000	91,992
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	330,000	371,634
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,040
Denver Dedicated Tax Rev. Series 2021 A, 4% 8/1/42	100,000	100,948
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,907
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	36,876
East Grand County Co. School District # 2 Series 2022, 4% 12/1/46	100,000	100,030
El Paso County Co. Scd # 2 Series 2019, 5% 12/1/37	155,000	170,327
Pueblo County Ctfs. of Prtn. (Jail Proj.) Series 2022 A, 5% 7/1/49	135,000	142,559
Univ. of Colorado Enterprise Sys. Rev. Series 2016 B1, 2.75% 6/1/30	15,000	15,037
TOTAL COLORADO		1,709,580
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	61,750
Series 2015 B:
3.375% 6/15/29	25,000	25,306
4% 6/15/33	110,000	112,468
Series 2016 A, 5% 3/15/26	15,000	16,124
Series 2019 A, 5% 4/15/27	15,000	16,526
Series 2020 C:
4% 6/1/30	120,000	131,979
4% 6/1/31	25,000	27,340
Series A:
4% 1/15/25	60,000	61,499
5% 3/15/28	15,000	15,678
Series C, 4% 6/15/24	25,000	25,437
Series D:
4% 8/15/31	45,000	46,891
5% 4/15/26	25,000	26,931
Series E:
3.375% 10/15/36	20,000	19,683
5% 9/15/25	25,000	26,534
5% 10/15/25	20,000	21,274
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2019 A:
4% 7/1/34	45,000	43,264
5% 7/1/24	230,000	233,909
5% 7/1/25	100,000	103,013
Series R, 3.375% 7/1/37	10,000	9,146
Connecticut Hsg. Fin. Auth.:
Series 2015 A, 3.75% 11/15/40	75,000	71,941
Series 2017 D1, 3.2% 11/15/32	10,000	9,984
Series 2020 A1, 3.5% 11/15/45	190,000	188,989
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A:
5% 8/1/28	60,000	63,212
5% 8/1/33	95,000	99,619
Series 2015 B, 5% 8/1/27	55,000	58,066
Series 2016 A, 5% 9/1/31	25,000	26,873
Series 2018 A, 5% 1/1/27	20,000	21,893
Series A, 4% 9/1/35	55,000	56,198
Series B, 5% 10/1/33	15,000	16,869
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	28,081
TOTAL CONNECTICUT		1,666,477
Delaware - 0.7%
Delaware Gen. Oblig.:
Series 2017, 3.25% 3/1/37	6,000	5,810
Series 2020 A, 5% 1/1/30	115,000	134,978
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	60,000	58,094
5% 10/1/32	65,000	73,248
Delaware River & Bay Auth. Rev. Series 2021, 4% 1/1/46	65,000	63,895
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/31	210,000	247,918
TOTAL DELAWARE		583,943
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2014 D, 5% 6/1/31	40,000	41,132
Series 2016 A, 5% 6/1/32	40,000	43,095
Series 2017 A, 5% 6/1/29	10,000	11,091
Series 2019 A, 5% 10/15/28	90,000	102,860
Series 2021 D, 5% 2/1/31	95,000	114,528
District of Columbia Income Tax Rev.:
Series 2020 A, 4% 3/1/45	50,000	50,037
Series 2020 B, 5% 10/1/31	90,000	108,292
District of Columbia Univ. Rev. Series 2017:
5% 4/1/31	25,000	26,971
5% 4/1/32	120,000	129,256
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	30,000	31,083
5% 10/1/28	25,000	25,884
Series 2016 A, 5% 10/1/31	50,000	53,513
Series 2019 A, 5% 10/1/44	30,000	32,622
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	95,000	86,108
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	10,000	7,449
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	46,145
0% 10/1/30 (Assured Guaranty Corp. Insured)	65,000	50,975
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	11,326
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	23,188
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	2,978
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (b)	20,000	20,403
5% 10/1/29 (b)	50,000	50,967
5% 10/1/44 (b)	75,000	75,305
Series 2018 A, 5% 10/1/27 (b)	40,000	43,142
Series 2019 A, 5% 10/1/39 (b)	60,000	63,802
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	43,965
Series 2017 B:
5% 7/1/26	50,000	53,843
5% 7/1/42	50,000	53,073
Series 2018, 5% 7/1/30	35,000	38,442
TOTAL DISTRICT OF COLUMBIA		1,441,475
Florida - 4.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	11,129
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	205,000	205,346
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (b)	35,000	36,146
Series 2017, 5% 10/1/47 (b)	70,000	71,505
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/44 (b)	75,000	71,583
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 4% 7/1/40	5,000	4,988
Series 2017:
3.25% 7/1/39	70,000	63,905
5% 7/1/42	165,000	173,742
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2017 B, 5% 6/1/30	50,000	55,389
Series 2018 A, 4% 6/1/37	55,000	56,960
Series 2019 D, 4% 6/1/30	65,000	70,190
Series A, 5% 6/1/27	100,000	105,607
Series C:
4% 6/1/28 (Pre-Refunded to 6/1/23 @ 100)	20,000	20,041
5% 6/1/25	15,000	15,818
Series D, 4% 6/1/32	50,000	51,917
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	48,428
Florida Dept. of Trans. Tpk. Rev.:
Series 2019 B:
3% 7/1/43	30,000	25,014
3% 7/1/44	200,000	164,928
Series 2020 B, 2% 7/1/37	55,000	43,066
Florida Higher Edl. Facilities Fing. Auth.:
(Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	62,560
(Ringling College Proj.) Series 2017, 4% 3/1/47	70,000	59,289
Florida Hsg. Fin. Corp. Rev. Series 2017 1, 3.6% 7/1/37	20,000	19,661
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (b)	30,000	32,897
Series 2019 A, 5% 10/1/27 (b)	10,000	10,786
Halifax Hosp. Med. Ctr. Rev.:
Series 2015, 4% 6/1/38 (Pre-Refunded to 6/1/25 @ 100)	25,000	25,793
Series 2016, 3.75% 6/1/41	5,000	4,622
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A, 3.5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	45,000	45,157
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	20,000	20,182
Series 2019 A:
5% 10/1/27	20,000	22,182
5% 10/1/32	10,000	11,499
JEA Wtr. & Swr. Sys. Rev. Series 2014 A, 4% 10/1/40	100,000	100,104
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	29,249
Miami Beach Series 2019, 3.25% 5/1/49	25,000	20,011
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	15,120
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	125,000	131,103
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/33 (b)	85,000	86,141
Series 2020 A, 4% 10/1/39	70,000	70,787
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/41	20,000	8,827
Series 2016:
0% 10/1/31	35,000	26,427
0% 10/1/32	25,000	18,077
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	9,663
Series 2018 A, 4% 4/1/53	25,000	23,454
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,273
Series 2015 B, 5% 7/1/27	40,000	41,271
Series 2016 A, 5% 7/1/29	70,000	75,426
(Pub. Health Trust Prog.) Series 2019 A, 5% 7/1/43	10,000	10,778
Series 2015 D, 3% 7/1/39	5,000	4,294
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	85,000	87,097
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/28	120,000	125,251
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 2/1/30	85,000	89,870
Series 2016 C, 5% 2/1/32	90,000	94,931
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	19,096
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	28,652
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	35,000	35,264
Series 2017 B, 3.125% 10/1/39	20,000	17,551
Series 2019 B, 3% 10/1/49	40,000	30,320
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	53,176
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/44	35,000	36,229
Series 2016, 5% 8/1/47	70,000	72,477
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	50,000	52,801
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	20,389
Series 2017, 5% 10/1/27	25,000	27,537
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35 (Pre-Refunded to 7/1/23 @ 100)	75,000	75,435
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,345
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	10,679
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	49,300
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	62,843
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	93,762
South Broward Hosp. District Rev.:
Series 2016 A, 3.5% 5/1/39	15,000	13,918
Series 2021 A, 2.375% 5/1/45	130,000	90,575
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	125,000	115,336
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	195,000	41,520
TOTAL FLORIDA		3,655,689
Georgia - 1.9%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (b)	50,000	47,426
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/28	40,000	41,986
5% 11/1/32	30,000	31,446
5% 11/1/40	20,000	20,681
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	52,612
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	10,000	10,814
Dalton Whitfield County Joint Dev. Auth. Rev. Series 2017, 4% 8/15/48	120,000	110,601
Fulton County Dev. Auth. Rev.:
Series 2019 A, 3% 7/1/44	135,000	106,776
Series 2019, 5% 6/15/44	30,000	32,688
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	4,019
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	19,483
Series 2020 A, 5% 2/15/31	40,000	45,103
Series 2020 A, 3% 2/15/47	65,000	49,610
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	55,180
Series 2017 A:
5% 2/1/25	75,000	78,399
5% 2/1/27	10,000	11,014
Series 2017 C:
5% 7/1/27	5,000	5,562
5% 7/1/30	25,000	27,745
Series 2018 A:
3% 7/1/33	25,000	25,062
5% 7/1/27	20,000	22,250
5% 7/1/29	50,000	56,894
Series 2020 A, 5% 8/1/31	50,000	59,339
Series 2021 A, 5% 7/1/33	100,000	120,512
Series 2022 A, 4% 7/1/42	100,000	103,201
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	13,678
Series 2020 A, 3.15% 12/1/44	15,000	12,464
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	17,768
Series 2017 A, 3.65% 12/1/32	15,000	15,236
Series 2017 B, 3.2% 12/1/32	20,000	19,801
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	110,000	106,850
Series 2021 A, 5% 1/1/56	80,000	81,728
Georgia Port Auth. Rev. Series 2021, 2.625% 7/1/51	70,000	48,477
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	61,605
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	26,295
Gwinnett County School District Gen. Oblig. Series 2022 B, 5% 8/1/26	55,000	59,816
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	45,000	36,713
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2017 C, 3.5% 7/1/38	30,000	29,316
Series 2019 A, 3.125% 7/1/46	5,000	4,153
Series 2021 E2, 5% 7/1/24	25,000	25,760
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	11,671
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	5,907
TOTAL GEORGIA		1,715,641
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	10,109
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	19,811
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	32,625
Series 2018 FT, 5% 1/1/28	100,000	111,784
Series FH, 5% 10/1/29	25,000	27,179
Series FW, 3.5% 1/1/38	5,000	4,968
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	15,000	15,509
Series 2018 A, 3.375% 7/1/42	5,000	4,488
TOTAL HAWAII		226,473
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	26,807
5% 3/1/28	10,000	10,880
Series 2015 ID, 5.5% 12/1/29	25,000	26,560
TOTAL IDAHO		64,247
Illinois - 4.9%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/33	20,000	13,515
Series 2000, 0% 1/1/29	55,000	44,543
Series 2002 B, 5% 1/1/26	30,000	30,639
Series 2007 E, 5.5% 1/1/35	20,000	20,457
Series 2014 A:
5.25% 1/1/30	95,000	95,844
5.25% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	75,000	75,728
Series 2015 A:
5% 1/1/26	15,000	15,319
5.5% 1/1/33	15,000	15,392
Series 2017 A, 5.75% 1/1/33	50,000	53,512
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	60,603
Series 2014 B, 5% 1/1/27	45,000	45,726
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/28 (b)	90,000	92,245
Series 2015 B:
5% 1/1/29	95,000	98,448
5% 1/1/31	190,000	196,482
Series 2015 D, 4% 1/1/35	85,000	85,873
Series 2017 A, 5% 1/1/27	20,000	21,788
Series 2017 B, 5% 1/1/33	10,000	10,701
Series 2017 C, 5% 1/1/41	100,000	103,782
Series 2017 D, 5% 1/1/42 (b)	15,000	15,364
Series 2018 B:
5% 1/1/37	15,000	16,324
5% 1/1/38	100,000	107,970
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	125,000	126,375
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	20,000	20,782
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	36,928
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,157
Illinois Fin. Auth. Series 2020 A, 4% 4/1/50	5,000	4,788
Illinois Fin. Auth. Rev.:
Series 2015 C, 4.125% 8/15/37	65,000	62,979
Series 2016 C, 5% 2/15/34	60,000	64,717
Series 2016:
3.25% 11/15/45	20,000	16,193
4% 1/1/25	10,000	10,245
4% 12/1/31	25,000	25,377
4% 12/1/35	50,000	50,369
Series 2018 A:
5% 10/1/41	10,000	10,618
5% 10/1/48	30,000	31,509
Series 2019:
5% 7/1/27	15,000	16,604
5% 1/1/31	115,000	131,139
Illinois Gen. Oblig.:
Series 2012 A, 4.5% 1/1/37	65,000	65,019
Series 2013 A, 4% 4/1/31 (Assured Guaranty Muni. Corp. Insured)	75,000	75,038
Series 2013, 5.25% 7/1/31	20,000	20,078
Series 2014, 5% 4/1/27	5,000	5,078
Series 2016, 5% 1/1/27	185,000	194,928
Series 2017 A, 4.5% 12/1/41	15,000	15,082
Series 2017 C, 5% 11/1/29	65,000	70,356
Series 2017 D:
3.25% 11/1/26	10,000	10,068
5% 11/1/28	60,000	65,076
Series 2018 A:
5% 10/1/24	85,000	87,432
5% 10/1/25	50,000	52,405
Series 2018 B:
5% 10/1/24	30,000	30,858
5% 10/1/30	100,000	109,533
Series 2019 A, 5% 11/1/25	50,000	52,487
Series 2019 B, 5% 9/1/25	15,000	15,696
Series 2020 D, 5% 10/1/25	5,000	5,240
Series 2022, 5.25% 3/1/38	85,000	94,852
Series November 2016, 4.125% 11/1/31	10,000	10,277
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 4% 2/1/33	70,000	71,406
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/23	30,000	30,099
Series 2016 A:
3% 6/15/33	25,000	22,913
3% 6/15/34	75,000	66,996
Series 2016 D:
3% 6/15/31	15,000	14,059
3% 6/15/32	20,000	18,575
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	40,436
Series 2014 C, 5% 1/1/27	130,000	134,953
Series 2015 A, 5% 1/1/40	25,000	25,710
Series 2015 B, 5% 1/1/40	55,000	56,981
Series 2016 A, 5% 12/1/31	60,000	63,392
Series 2017 A, 5% 1/1/42	50,000	52,713
Series B:
5% 1/1/27	35,000	38,234
5% 1/1/30	5,000	5,787
Series C, 5% 1/1/30	30,000	34,723
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	52,501
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	17,264
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	70,000	27,546
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	345,000	121,508
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,115
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	32,987
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	6,271
Series 2002:
0% 12/15/23	20,000	19,515
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,366
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	50,000	9,618
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/28	25,000	27,148
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	335,000	353,917
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	54,902
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	30,000	30,053
TOTAL ILLINOIS		4,314,226
Indiana - 1.0%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	10,745
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	51,666
Indiana Fin. Auth. Rev.:
Series 2019 E, 5% 2/1/36	25,000	28,005
Series 2022 B, 5% 2/1/32	400,000	485,304
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/31	50,000	51,612
Series 2021 I, 5% 10/1/27	55,000	61,247
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	5,013
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	16,971
5% 2/1/54	25,000	26,138
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	16,551
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	43,439
Purdue Univ. Rev. Series 2020 EE, 5% 7/1/36	80,000	91,820
TOTAL INDIANA		888,511
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	10,000	10,053
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	32,607
Series 2017, 5% 8/1/37	50,000	54,097
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	100,000	94,361
TOTAL IOWA		191,118
Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	18,331
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	50,124
Univ. of Kansas Hosp. Auth. Health Facilities Rev.:
Series 2017 A, 5% 3/1/47	85,000	87,220
Series 2019 A, 4% 9/1/48	25,000	24,522
TOTAL KANSAS		180,197
Kentucky - 0.9%
Carroll County Envir. Facilities Rev. Series 2008 A, 2% 2/1/32 (b)	280,000	236,071
Kentucky Asset/Liability Commission Agcy. Fund Rev.:
Series 2013 A, 5.25% 9/1/25	75,000	75,701
Series 2014 D, 5% 9/1/24	155,000	159,919
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	38,758
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	100,000	103,030
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2015 A:
4% 9/1/39	75,000	73,607
5% 9/1/23	20,000	20,165
5% 9/1/42	25,000	25,384
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	32,549
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	47,607
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	21,419
TOTAL KENTUCKY		834,210
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Series 2017 C, 5% 5/1/45	250,000	262,622
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	60,000	60,201
Series 2017 A, 5% 4/1/25	25,000	26,194
Series 2021 A, 5% 3/1/41	115,000	127,391
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	25,000	21,821
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (c)	50,000	50,132
Louisiana Pub. Facilities Auth. Lease Rev. (Phase II Proj.) Series 2017, 5% 7/1/57	50,000	50,182
Louisiana Pub. Facilities Auth. Rev. Series 2016, 4% 5/15/41	20,000	19,690
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	21,331
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	24,735
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	22,596
TOTAL LOUISIANA		686,895
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A, 4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	75,000	71,090
Maryland - 2.1%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/29	150,000	173,417
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	20,000	17,198
Maryland Dept. of Trans. Series 2016, 4% 11/1/29	85,000	87,078
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	30,014
Series 2019 1, 5% 3/15/31	55,000	63,361
Series 2019 A1, 5% 8/1/31	100,000	113,551
Series 2019, 5% 3/15/30	30,000	34,575
Series 2020 A, 5% 8/1/29	150,000	174,362
Series A, 5% 3/15/30	30,000	33,817
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	65,000	41,807
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2017 A, 4% 5/15/47	50,000	47,643
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 2.75% 6/1/51	205,000	142,507
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.25% 7/1/39	185,000	143,507
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	88,261
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	151,853
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	49,193
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	150,000	141,506
Washington Suburban San. District:
Series 2016 2, 5% 6/1/34	65,000	69,669
Series 2016, 3% 6/1/46	150,000	122,300
Series 2017, 4% 6/15/47	125,000	125,060
TOTAL MARYLAND		1,850,679
Massachusetts - 2.6%
Cambridge Gen. Oblig. Series 2021, 5% 2/15/29	115,000	133,339
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	11,480
Series 2015 A, 5% 7/1/45	250,000	257,693
Series A, 5.25% 7/1/28	30,000	34,439
Series B, 5% 7/1/33	85,000	89,510
Series C, 5.5% 7/1/23	5,000	5,035
Massachusetts Clean Wtr. Trust Series 2020, 5% 8/1/28	90,000	102,690
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	145,000	152,675
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	24,691
Series BB1, 4% 10/1/46	30,000	29,468
Series F, 5% 8/15/24	5,000	5,126
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	59,520
Series A, 5% 6/15/25	25,000	25,734
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,245
Series 2016 B, 4% 7/1/33	25,000	25,964
Series 2016 G, 3% 9/1/46	40,000	32,097
Series 2017 E, 5% 11/1/24	30,000	31,184
Series 2017 F, 5% 11/1/44	5,000	5,331
Series 2019 A:
5% 1/1/38	60,000	66,062
5% 1/1/49	70,000	74,927
Series 2019 C:
5% 5/1/31	85,000	101,986
5% 5/1/41	35,000	38,286
Series 2020 D, 5% 7/1/41	55,000	61,043
Series 2020 E, 5% 11/1/25	75,000	79,970
Series 2021 B, 3% 4/1/47	150,000	119,052
Series 2022 C, 5% 10/1/47	100,000	111,544
Series A, 5% 7/1/31	30,000	32,437
Series B, 5% 7/1/26	25,000	27,133
Series C, 5% 5/1/30	40,000	47,106
Series D, 5% 7/1/26	30,000	32,560
Series E, 5% 11/1/45	55,000	60,573
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2019 B1, 2.75% 12/1/34	85,000	77,217
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	14,464
Massachusetts Port Auth. Rev. Series 2021 E, 5% 7/1/34 (b)	70,000	78,713
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2016 B, 5% 11/15/46	20,000	20,948
Series 2018 B, 4% 2/15/40	85,000	85,092
Series A, 5% 8/15/50	10,000	10,853
Series C, 5% 11/15/34	20,000	21,595
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	76,359
TOTAL MASSACHUSETTS		2,269,141
Michigan - 0.9%
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	36,872
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	38,371
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A:
5% 10/15/33	50,000	50,616
5.25% 10/15/47	10,000	10,097
Series I:
5% 4/15/26	10,000	10,583
5% 10/15/28	20,000	21,645
5% 10/15/30	35,000	37,938
Series I, 5% 4/15/38	50,000	52,076
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/29	55,000	61,302
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,125
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	35,000	35,926
Series 2016, 3.25% 11/15/42	25,000	20,698
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/26	70,000	76,064
5% 12/1/27	25,000	27,721
Series 2010 F, 4% 11/15/47	20,000	18,786
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 2.7% 10/1/45	40,000	29,616
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	10,000	9,786
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	60,776
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	51,944
5% 6/30/28 (b)	45,000	47,298
5% 12/31/31 (b)	15,000	15,776
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	10,328
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (b)	100,000	110,108
TOTAL MICHIGAN		839,452
Minnesota - 1.1%
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	20,320
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	36,698
Minnesota Gen. Oblig.:
Series 2016 A, 5% 8/1/25	60,000	63,557
Series 2017 A, 5% 10/1/28	30,000	33,466
Series 2018 B, 3.25% 8/1/36	55,000	54,138
Series 2019 A, 5% 8/1/28	70,000	79,832
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	35,000	35,012
Series 2021 B, 4% 8/1/43	75,000	74,467
Series 2021 D, 2.45% 1/1/52	100,000	74,024
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (c)	280,000	283,460
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	65,884
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	28,988
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	13,389
Series 2019, 5% 5/1/48	20,000	20,771
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	83,207
TOTAL MINNESOTA		967,213
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	48,119
Mississippi Gen. Oblig. Series 2016 B:
5% 12/1/31 (Pre-Refunded to 12/1/26 @ 100)	75,000	82,130
5% 12/1/35 (Pre-Refunded to 12/1/26 @ 100)	55,000	60,229
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	5,000	5,520
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/48 (Pre-Refunded to 1/1/28 @ 100)	100,000	112,309
TOTAL MISSISSIPPI		308,307
Missouri - 0.8%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2015 B, 5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	80,000	84,029
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,003
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	116,746
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	82,859
Series 2014 A:
4% 6/1/32 (Pre-Refunded to 6/1/24 @ 100)	40,000	40,500
5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	56,309
Series 2014 F, 4.25% 11/15/48	15,000	15,029
Series 2016, 5% 11/15/28	30,000	31,882
Series 2017 C:
3.625% 11/15/47	25,000	22,087
4% 11/15/49	55,000	51,569
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	45,587
(Prairie State Proj.) Series 2016 A, 5% 12/1/40	150,000	155,626
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	35,992
TOTAL MISSOURI		753,218
Montana - 0.1%
Montana Facility Fin. Auth. Series 2018 B, 4.125% 7/1/38	75,000	72,751
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	21,286
TOTAL MONTANA		94,037
Nebraska - 0.6%
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	34,023
Nebraska Edl. Health Cultural & Social Svcs. Fin. Auth. Rev. Series 2019 A, 4% 1/1/49	85,000	82,992
Omaha Pub. Pwr. District Elec. Rev. Series 2015 B, 4% 2/1/39	55,000	55,192
Omaha San. Swr. Sys. Rev. Series 2014, 5% 11/15/34	315,000	325,623
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,089
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	38,824
TOTAL NEBRASKA		541,743
Nevada - 0.7%
Clark County Fuel Tax:
Series 2017, 3% 11/1/38	15,000	13,550
Series 2018 A, 5% 6/1/43	100,000	106,672
Series 2019 A:
5% 12/1/24	5,000	5,207
5% 12/1/28	15,000	17,139
Series 2019, 5% 6/1/25	25,000	26,304
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	55,155
Clark County Poll. Cont. Rev. Series 2010, 2.1% 6/1/31	260,000	221,528
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	30,000	25,650
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016, 5% 6/15/40	100,000	102,585
Washoe County School District Series 2017 C, 3.25% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	50,000	43,536
TOTAL NEVADA		617,326
New Jersey - 4.0%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	60,395
5% 11/1/31	20,000	22,335
Series UU:
5% 6/15/40	30,000	30,284
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,141
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	21,281
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	15,623
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	20,500
Series 2005 N1, 5.5% 9/1/23	15,000	15,149
Series 2013 NN, 5% 3/1/26	40,000	40,038
Series 2013, 5% 3/1/24	50,000	50,045
Series 2014 PP:
4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	15,000	15,256
5% 6/15/27 (Pre-Refunded to 6/15/24 @ 100)	65,000	66,870
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	10,000	10,282
Series 2015 XX, 4% 6/15/24	50,000	50,577
Series 2018 EEE, 5% 6/15/48	95,000	98,508
Series 2019 LLL, 5% 6/15/30	80,000	89,543
Series B, 5% 11/1/26	5,000	5,359
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	95,000	96,564
Series WW, 5.25% 6/15/28	45,000	47,153
Series XX, 4.375% 6/15/27	15,000	15,436
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (c)	75,000	66,667
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	10,000	10,289
5% 9/1/26	100,000	103,089
Series 2014, 5% 6/15/24	70,000	71,625
Series 2015 D, 5% 7/1/25	65,000	68,699
Series A, 4% 7/1/47	40,000	36,316
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,022
Series 2014, 4% 6/1/34	15,000	15,326
Series 2016, 5% 6/1/24	25,000	25,690
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	90,000	96,315
5% 10/1/27	10,000	10,842
Series 2016, 3% 7/1/32	25,000	22,848
Series 2017 A, 4% 7/1/52	25,000	23,410
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/27	35,000	38,485
Series 2019 B, 3.25% 12/1/39 (b)	55,000	52,989
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2018 A, 3.75% 10/1/35	70,000	66,365
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	51,398
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	32,526
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	68,309
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	20,000	21,500
Series 2014 A:
5% 1/1/28	90,000	92,409
5% 1/1/29	5,000	5,133
Series 2015 E:
5% 1/1/32	130,000	135,405
5% 1/1/45	160,000	163,178
Series 2016 A, 5% 1/1/33	30,000	31,832
Series 2017 A, 5% 1/1/33	70,000	76,123
Series 2017 B, 4% 1/1/35	5,000	5,163
Series 2017 E, 5% 1/1/29	10,000	11,184
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	18,435
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	5,000	4,053
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	10,000	7,196
Series 2008 A:
0% 12/15/37	5,000	2,666
0% 12/15/38	65,000	32,442
Series 2009 A, 0% 12/15/33	90,000	61,600
Series 2010 A:
0% 12/15/25	10,000	9,193
0% 12/15/27	30,000	25,810
0% 12/15/32	35,000	24,947
0% 12/15/33	60,000	41,066
Series 2013 AA, 5% 6/15/27	190,000	190,820
Series 2015 AA:
5.25% 6/15/29	45,000	47,185
5.25% 6/15/32	5,000	5,226
Series 2016 A, 5% 6/15/30	25,000	26,506
Series 2016 A2, 5% 6/15/23	50,000	50,209
Series 2018 A:
5% 12/15/24	20,000	20,671
5% 6/15/31	75,000	79,421
Series 2019 AA, 4.5% 6/15/49	5,000	5,015
Series 2019 B, 4% 6/15/37	160,000	161,155
Series 2021 A:
5% 6/15/28	85,000	93,200
5% 6/15/30	50,000	56,363
Series A:
0% 12/15/26	70,000	62,352
0% 12/15/31	70,000	51,805
4% 12/15/31	80,000	83,514
4.25% 12/15/38	20,000	20,316
Series A1, 4.1% 6/15/31	55,000	56,449
Series AA:
5% 6/15/23	5,000	5,019
5.25% 6/15/27	30,000	31,432
Series BB1, 5% 6/15/34	85,000	92,678
Series C, 5.25% 6/15/32	35,000	36,113
TOTAL NEW JERSEY		3,592,333
New Mexico - 0.5%
New Mexico Hosp. Equip. Ln. Council Rev.:
Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	210,000	216,679
Series 2019 A, 3% 8/1/48	10,000	7,725
New Mexico Mtg. Fin. Auth. Series 2021 D, 3% 7/1/52	145,000	141,499
New Mexico Severance Tax Rev. Series 2018A, 5% 7/1/24	60,000	61,810
TOTAL NEW MEXICO		427,713
New York - 14.8%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	80,000	86,943
Series 2019 B:
5% 11/1/34	190,000	218,818
5% 11/1/39	60,000	66,748
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	19,340
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	55,000	52,988
5% 7/1/26	65,000	70,610
5% 7/1/37	5,000	5,211
Series 2017 1, 5% 7/1/25	70,000	73,920
Series 2017 A, 5% 10/1/29	35,000	38,546
Series 2018 B, 5% 10/1/38	45,000	49,238
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/39	70,000	74,527
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	86,258
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	125,000	112,927
Series 2016 B, 5% 9/1/46	10,000	10,495
Series 2017, 5% 9/1/47	20,000	20,968
Series 2018, 5% 9/1/35	30,000	33,063
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	70,000	73,685
Nassau County Gen. Oblig. Series 2016 A, 3.5% 1/1/37	130,000	129,518
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	45,957
Series 2013 F1, 3.5% 3/1/38	120,000	117,335
Series 2018 1, 5% 8/1/28	30,000	33,289
Series 2018 F1, 3.5% 4/1/46	135,000	119,958
Series 2019 B1, 5% 10/1/34	95,000	108,144
Series 2019 D, 5% 12/1/34	25,000	28,060
Series 2019 E, 5% 8/1/34	70,000	78,844
Series 2020 A1, 5% 8/1/35	150,000	168,890
Series 2020 D, 3% 3/1/45	50,000	40,048
Series 2021 A1, 4% 8/1/50	140,000	135,196
Series A, 5% 8/1/37	140,000	149,704
Series B1, 5% 10/1/32	55,000	63,280
Series C, 3% 8/1/29	50,000	50,736
Series E:
5% 8/1/25	15,000	15,009
5% 8/1/26	25,000	27,156
Series F, 5% 8/1/24	35,000	35,277
Series J, 5% 8/1/24	35,000	36,121
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (c)	60,000	59,769
Series 2016 I1A, 3.95% 11/1/36	10,000	10,029
Series 2017 C1, 3.65% 11/1/47	100,000	86,548
Series 2020 A, 2.55% 8/1/40	110,000	86,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	97,731
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (c)	25,000	23,709
Series 2019 E1, 3.25% 11/1/49	35,000	27,523
Series 2021 G, 2.15% 11/1/36	95,000	73,921
Series 2021 K1, 2.45% 11/1/41	130,000	97,338
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	145,000	126,735
Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	10,014
0% 3/1/44	90,000	34,182
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	5,390
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	8,513
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 5% 6/15/38	65,000	65,295
Series 2015 FF, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	300,000	316,786
Series 2015 HH, 5% 6/15/29	5,000	5,262
Series 2016 CC1, 4% 6/15/38	25,000	25,293
Series 2017 DD, 5.25% 6/15/47	60,000	63,986
Series 2018 AA, 5% 6/15/37	25,000	26,981
Series 2018 FF, 5% 6/15/40	210,000	227,261
Series 2020 BB, 3% 6/15/49	105,000	81,498
Series 2020 GG2, 5% 6/15/29	135,000	150,887
Series 2022 EE, 4% 6/15/45	120,000	118,480
Series BB, 5% 6/15/49	90,000	96,329
Series CC:
4% 6/15/42	15,000	15,000
5% 6/15/30	25,000	29,152
Series DD:
5% 6/15/25	60,000	60,861
5% 6/15/36	55,000	56,290
Series EE, 5% 6/15/34	45,000	47,670
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1:
5% 7/15/26	100,000	104,060
5% 7/15/43	75,000	76,767
Series 2015 S2, 5% 7/15/40	80,000	82,711
Series 2018 S3, 3.625% 7/15/47	60,000	56,032
Series 2018 S4, 5% 7/15/31	10,000	11,244
Series 2020 S1, 3% 7/15/49	50,000	40,205
Series S1, 5% 7/15/27	55,000	57,243
Series S4, 5.25% 7/15/35	35,000	39,297
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	56,359
Series 2016 A, 5% 5/1/40	105,000	110,799
Series 2016 E, 5% 2/1/37	130,000	137,014
Series 2016 E1, 5% 2/1/35	120,000	127,177
Series 2016 F3, 3.25% 2/1/42	50,000	43,603
Series 2017 B, 4% 8/1/37	50,000	50,625
Series 2018 A2, 5% 8/1/39	55,000	59,091
Series 2018 B1, 3.375% 8/1/45	65,000	56,516
Series 2018 C3, 4% 5/1/44	10,000	9,909
Series 2019 A, 5% 8/1/40	75,000	80,582
Series 2019 B1, 4% 11/1/43	50,000	49,643
Series 2019 C, 4% 11/1/37	70,000	71,456
Series 2021 A:
3% 11/1/37	115,000	103,173
5% 11/1/31	80,000	94,642
Series 2022 A1, 5% 11/1/25	150,000	159,785
Series 2022 F, 5% 2/1/26	50,000	53,653
Series 2023 F1, 5.25% 2/1/47	160,000	180,405
Series A, 4% 11/1/35	20,000	21,183
Series B, 4% 8/1/39	5,000	5,032
Series B1, 5% 11/1/37	100,000	105,191
Series C, 3.25% 11/1/43	30,000	25,976
Series C1, 4% 5/1/44	120,000	118,913
Series E, 5% 2/1/40	115,000	122,492
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	52,199
4% 4/1/28	40,000	42,071
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	60,000	41,941
0% 11/15/38	105,000	51,881
0% 11/15/44	25,000	8,626
New York Dorm. Auth. Personal Income Tax Rev. Series 2016 D, 5% 2/15/26	40,000	42,901
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	24,532
5% 7/1/30	30,000	34,629
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	30,000	31,061
Series 2015 A:
3% 7/1/29	50,000	50,762
3.75% 7/1/46	55,000	47,825
5% 5/1/33	35,000	36,420
Series 2018 A, 5% 8/1/29	105,000	107,545
Series 2019 A, 4% 7/1/45	30,000	29,880
Series 2019 C, 4% 7/1/49	30,000	29,004
Series 2020 A, 4% 7/1/50	95,000	91,819
Series 2020 A2, 5% 7/1/31	25,000	29,441
Series 2020, 3% 2/1/50	100,000	77,030
Series 2021 A, 5% 7/1/26	100,000	106,913
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	70,000	75,756
Series 2017 A:
5% 3/15/43	75,000	79,250
5% 3/15/44	15,000	15,820
Series 2018, 5% 3/15/48	25,000	26,676
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	40,183
Series 2018 A, 5% 6/15/30	30,000	33,995
Series 2019 B, 5% 6/15/31	25,000	29,050
Series 2016 A, 4% 6/15/46	40,000	40,000
Series 2017 A, 5% 6/15/25	70,000	73,989
New York Liberty Dev. Corp. Series 2021 1WTC, 2.75% 2/15/44	55,000	40,442
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	60,000	42,338
3% 11/15/28	340,000	340,034
Series 2016 A, 5% 11/15/26	35,000	38,019
Series 2017 A, 5% 11/15/47	165,000	173,136
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	45,000	44,431
Series 2014 D1, 5% 11/15/33	170,000	172,569
Series 2015 B, 4% 11/15/45	50,000	46,395
Series 2015 C, 5% 11/15/27	100,000	103,608
Series 2015 D1, 5% 11/15/31	130,000	134,410
Series 2015 F, 3.25% 11/15/31	160,000	153,895
Series 2016 A, 5% 11/15/31	235,000	245,160
Series 2016 B, 5% 11/15/29	115,000	121,145
Series 2016 C, 4% 11/15/26	65,000	66,765
Series 2016 D, 5% 11/15/27	30,000	31,728
Series 2017 B:
5% 11/15/23	55,000	55,628
5% 11/15/26	95,000	100,791
Series 2017 C1:
5% 11/15/25	15,000	15,684
5% 11/15/28	35,000	37,782
Series 2017 D:
4% 11/15/42	15,000	14,140
5% 11/15/27	50,000	53,562
Series 2018 B:
5% 11/15/25	15,000	15,684
5% 11/15/26	80,000	84,877
5% 11/15/28	50,000	54,089
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	36,220
Series 2017 A, 5% 2/15/25 (Escrowed to Maturity)	275,000	287,569
Series 2017 B, 5% 2/15/39	110,000	118,112
Series 2019 A:
5% 3/15/40	15,000	16,277
5% 3/15/42	100,000	107,603
Series 2022 A, 4% 3/15/39	280,000	281,967
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	30,000	32,369
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	9,342
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	47,064
Series 2019 R, 3.15% 11/1/54	5,000	3,684
Series 2020 E, 2.2% 11/1/40	250,000	178,050
Series L, 3.45% 11/1/42	15,000	13,108
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	75,000	64,947
Series 220, 2.85% 10/1/44	15,000	11,264
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	14,852
New York State Urban Eev Corp. Series 2021 A, 3% 3/15/41	50,000	42,657
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/51	35,000	35,948
Series 2019 B, 4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	125,000	121,345
Series K:
5% 1/1/28	40,000	41,559
5% 1/1/29	50,000	51,966
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	15,625
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (b)	20,000	18,263
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/30	100,000	113,136
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/32 (b)	80,000	88,576
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,010
Series 2019 A:
5% 3/15/42	10,000	10,713
5% 3/15/44	25,000	26,711
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	82,865
5% 12/1/40	65,000	71,486
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	20,034
5% 5/1/27	10,000	10,218
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	45,538
Triborough Bridge & Tunnel Auth. Series 2021 B, 5% 5/15/56	80,000	84,489
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F:
5% 11/1/27	65,000	72,666
5% 11/1/31	75,000	90,429
Series 2008 B3, 5% 11/15/37	60,000	63,077
Series 2013 A:
0% 11/15/30	85,000	65,698
0% 11/15/32	90,000	64,110
Series 2016 A:
5% 11/15/41	25,000	26,149
5% 11/15/46	50,000	51,967
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	15,154
Series 2017, 5% 12/15/41	50,000	54,230
Westchester County Gen. Oblig. Series 2021 A, 5% 10/15/29	65,000	76,245
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	25,716
TOTAL NEW YORK		13,178,537
New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	63,009
5% 5/1/30	80,000	84,179
Series 194, 5% 10/15/30	15,000	15,979
Series 198, 5% 11/15/46	50,000	52,251
Series 2015 189, 5% 5/1/31	50,000	52,581
Series 2015 194, 5% 10/15/34	55,000	58,296
Series 2017 205:
5% 11/15/26	110,000	120,249
5.25% 11/15/57	175,000	182,984
Series 2018 209, 5% 7/15/36	115,000	126,200
Series 2019 213, 5% 9/1/30	70,000	80,883
Series 2019 217, 5% 11/1/32	50,000	57,672
Series 202, 5% 10/15/30 (b)	30,000	32,201
Series 207, 5% 9/15/26 (b)	5,000	5,287
Series 209, 5% 7/15/31	30,000	33,733
Series 211, 4% 9/1/43	55,000	54,988
TOTAL NEW YORK AND NEW JERSEY		1,020,492
North Carolina - 1.0%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	57,524
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	25,015
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	65,325
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	10,619
North Carolina Gen. Oblig.:
Series 2016 A, 5% 6/1/27	40,000	43,248
Series 2018 A, 5% 6/1/29	75,000	85,075
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	73,074
Series 2019:
5% 3/1/31	5,000	5,708
5% 3/1/32	30,000	34,208
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	31,530
Series 2020 B:
5% 5/1/28	50,000	56,475
5% 5/1/29	35,000	40,337
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	10,000
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018:
5% 1/1/28	100,000	107,637
5% 1/1/30	55,000	59,967
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	73,383
Wake County Series 2021, 5% 3/1/31	85,000	101,007
TOTAL NORTH CAROLINA		880,132
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35	60,000	56,251
5% 12/1/27	85,000	89,761
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	36,911
Series C, 3.35% 7/1/42	20,000	18,762
TOTAL NORTH DAKOTA		201,685
Ohio - 2.9%
Akron Bath Copley Hosp. District Rev. Series 2020, 4% 11/15/37	5,000	4,696
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A, 5% 8/1/27	25,000	27,379
Series 2020 A, 5% 12/1/35	60,000	66,662
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2017, 4% 12/1/42	100,000	93,738
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	23,258
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	31,002
Series 2018 A, 5% 4/1/30	30,000	34,128
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	4,971
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	32,044
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	87,439
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	100,000	59,248
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	61,113
Hamilton County Swr. Sys. Rev. Series 2019 A, 5% 12/1/29	150,000	174,267
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/40	100,000	85,403
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	100,000	93,588
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	25,249
5% 9/15/26	35,000	38,181
Series 2015 C, 5% 11/1/28	25,000	26,249
Series 2017 C, 5% 8/1/26	20,000	21,751
Series 2017 C1, 5% 9/1/28	60,000	68,358
Series 2018 A, 5% 2/1/29	15,000	16,062
Series 2021 A, 4% 3/1/38	55,000	58,357
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/28	145,000	161,260
5% 1/1/33	40,000	44,023
Ohio Hosp. Rev.:
Series 2016 A, 5% 1/15/41	30,000	30,802
Series 2021 A, 3% 1/15/46	50,000	38,009
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	5,000	4,854
4% 3/1/49	10,000	9,792
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	44,446
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	41,814
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	12,463
Series 2013 A2, 0% 2/15/37	80,000	46,541
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2015 A, 5% 12/1/24	235,000	244,630
Series 2015 B, 5% 12/1/26	215,000	229,081
Series 2019 B, 5% 12/1/39	275,000	305,751
Series 2020 A, 5% 12/1/38	65,000	73,287
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	12,890
Willoughby-Eastlake City School District Series 2016, 4% 12/1/50	160,000	153,098
TOTAL OHIO		2,585,884
Oklahoma - 0.5%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	41,096
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	203,857
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	10,379
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	30,228
5% 1/1/47	30,000	31,386
Series 2017 D, 5% 1/1/26	5,000	5,328
Series 2017 E, 4% 1/1/31	100,000	104,359
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,179
TOTAL OKLAHOMA		431,812
Oregon - 0.8%
Beaverton School District Series 2022 A, 0% 6/15/39	200,000	98,386
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	36,028
0% 6/15/39	10,000	5,031
Series B, 0% 6/15/34	20,000	13,252
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	9,142
Oregon Facilities Auth. Rev.:
(Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	35,552
Series 2022 A, 5% 6/1/52	110,000	114,775
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	35,000	36,545
Series 2019 A, 5% 7/1/25	215,000	226,463
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	48,015
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2018 A, 0% 6/15/48	255,000	78,481
TOTAL OREGON		701,670
Pennsylvania - 3.9%
Allegheny County Series C77, 5% 11/1/43	25,000	26,987
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	29,645
Bristol School District Series 2013, 5% 6/1/40	30,000	30,100
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	70,000	70,215
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 A, 4% 9/1/50	100,000	93,251
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	110,000	106,953
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	15,000	14,795
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	11,299
Geisinger Auth. Health Sys. Rev. Series 2017 A2, 4% 2/15/39	100,000	98,197
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,353
Lehigh County Gen. Purp. Hosp. Rev. Series 2015 A, 4.125% 7/1/40	90,000	90,298
Monroeville Fin. Auth. UPMC Rev. Series 2022 B, 4% 2/15/40	105,000	103,518
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	9,565
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	55,000	52,122
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A, 5% 11/15/28	85,000	93,125
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	18,589
5% 12/31/28 (b)	70,000	72,260
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 8/15/23	5,000	5,042
Series 2015:
4% 8/15/34	25,000	25,630
5% 3/15/24	70,000	71,594
5% 8/15/32	60,000	63,185
Series 2016 2, 3% 9/15/36	15,000	13,774
Series 2016:
5% 9/15/23	35,000	35,373
5% 9/15/25	100,000	106,037
5% 9/15/27	10,000	10,850
Series 2021, 5% 5/15/31	60,000	71,743
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A:
5% 9/1/39	135,000	137,860
5% 9/1/45	135,000	136,568
5.25% 9/1/50	50,000	50,715
Series 2016 C:
3% 8/15/41	35,000	29,146
5% 8/15/25	55,000	58,049
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 129, 3.15% 10/1/39	135,000	116,073
Series 2021 134A, 1.85% 4/1/36	100,000	78,338
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	15,000	14,846
Series 2017 125B, 3.65% 10/1/42	20,000	18,199
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	50,000	53,499
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (Assured Guaranty Muni. Corp. Insured)	35,000	35,257
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	20,000	17,850
Series 2014 A, 0% 12/1/39 (d)	35,000	35,108
Series 2014 C, 5% 12/1/44	50,000	50,805
Series 2016, 5% 6/1/36	50,000	52,365
Series 2017 2, 5% 12/1/30	10,000	10,953
Series 2017 A2:
5% 12/1/24	240,000	248,841
5% 12/1/28	115,000	128,222
Series 2017, 5% 12/1/40	10,000	10,539
Series 2019 A:
4% 12/1/49	100,000	95,265
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	100,000	100,345
5% 12/1/34	30,000	33,837
5% 12/1/35	35,000	38,621
Series 2019, 5% 12/1/32	10,000	11,204
Philadelphia Arpt. Rev. Series 2020 A, 4% 7/1/38	60,000	60,726
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	45,736
Series 2017 A, 4% 9/1/42	25,000	24,117
Philadelphia Gas Works Rev. Series 2017 15, 5% 8/1/42	150,000	156,141
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	15,000	15,785
Series 2017 A, 5% 8/1/23	20,000	20,149
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,846
Series 2019 A, 5% 9/1/44	25,000	26,685
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,722
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	110,000	102,041
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/33	90,000	95,592
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	41,470
TOTAL PENNSYLVANIA		3,509,015
Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	70,202
Rhode Island - 0.2%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	89,943
Rhode Island Gen. Oblig. Series 2021 E:
2% 8/1/38	70,000	52,288
2% 8/1/39	50,000	36,524
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	20,000	20,332
TOTAL RHODE ISLAND		199,087
South Carolina - 0.6%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	18,102
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	22,067
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	19,610
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	140,000	140,751
Series 2014 A, 5.5% 12/1/54	25,000	25,204
Series 2014 C:
5% 12/1/29	25,000	25,716
5% 12/1/36	25,000	25,400
Series 2015, 5% 12/1/23 (Escrowed to Maturity)	60,000	60,912
Series 2016 A:
3.25% 12/1/35	10,000	9,589
5% 12/1/30	80,000	84,235
Series A, 3% 12/1/41	20,000	16,217
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	48,546
TOTAL SOUTH CAROLINA		496,349
Tennessee - 0.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	16,448
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	35,102
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	30,031
Series 2016 A, 4% 1/1/42	15,000	14,864
Series 2019, 4% 11/15/43	5,000	4,808
Memphis Gen. Oblig. Series 2021:
4% 5/1/46	50,000	49,712
5% 5/1/30	80,000	93,642
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/54	35,000	33,018
5% 7/1/54	140,000	147,619
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	180,000	69,039
Tennessee Energy Acquisition Corp.:
Series 2006 A, 5.25% 9/1/26	20,000	20,719
Series 2006 B, 5.625% 9/1/26	50,000	52,389
Series 2006 C:
5% 2/1/24	15,000	15,080
5% 2/1/27	15,000	15,261
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	53,694
Tennessee Hsg. Dev. Agcy. Residential:
Series 2016 2B, 3.5% 1/1/47	45,000	44,776
Series 2020 1A, 2.4% 1/1/44	10,000	8,478
Tennessee School Board Auth. Series A, 5% 11/1/42	50,000	53,538
TOTAL TENNESSEE		758,218
Texas - 8.6%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	54,605
Alvin Independent School District:
Series 2019, 3.375% 2/15/40	15,000	14,127
Series 2020, 4% 2/15/48	100,000	98,166
Arlington Higher Ed. Fin. Corp.:
Series 2018, 4% 8/15/48	80,000	77,391
Series 2021 A, 3% 2/15/46	270,000	211,872
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/45	100,000	103,542
Austin Independent School District:
Series 2017, 4% 8/1/33	5,000	5,150
Series 2019, 4% 8/1/35	25,000	26,131
Bexar County Gen. Oblig. Series 2013 B, 5% 6/15/43 (Pre-Refunded to 6/15/23 @ 100)	15,000	15,070
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	14,033
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	15,000	15,276
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	45,000	39,196
City of Denton Series 2017, 4% 2/15/47	15,000	14,625
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	44,555
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	40,560
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	58,061
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	51,537
Series 2020 A, 3% 2/15/35	180,000	176,802
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	83,518
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 A, 5.25% 11/1/27 (b)	10,000	10,092
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	18,234
Dallas Wtrwks. & Swr. Sys. Rev.:
Series 2018 C, 4% 10/1/43	100,000	101,174
Series 2020 C, 4% 10/1/49	75,000	74,155
Del Mar College District Series 2018 B, Series 2018 B, 4% 8/15/48	150,000	147,002
Denton Independent School District:
Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	60,000	61,903
Series 2015 A, 5% 8/15/45 (Pre-Refunded to 8/15/25 @ 100)	100,000	105,717
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	19,662
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	130,000	88,922
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	30,856
Series 2019, 4% 8/15/39	35,000	35,666
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	35,000	38,592
0% 10/1/48 (d)	70,000	74,204
Series 2018 A, 5% 10/1/37	40,000	43,127
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	49,304
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2017, 4% 11/15/37	55,000	55,317
Harris County Flood Cont. District Series 2017 A, 4% 10/1/38	200,000	202,655
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	37,642
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	60,000	50,629
Harris County Toll Road Rev. Series 2021, 5% 8/15/24	95,000	98,161
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	8,775
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	40,000	11,542
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	35,000	9,576
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	20,000	21,567
Series 2021 A, 4% 7/1/41 (b)	110,000	106,363
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	25,000	24,661
0% 9/1/33 (AMBAC Insured)	120,000	81,864
Houston Gen. Oblig. Series 2021 A, 3% 3/1/40	100,000	85,252
Houston Independent School District:
Series 2013 A, 5% 2/15/24	15,000	15,016
Series 2016 A, 5% 2/15/31	55,000	58,878
Series 2017, 5% 2/15/27	30,000	32,889
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/27	85,000	88,003
Series 2017 B:
5% 11/15/24	175,000	181,830
5% 11/15/29	90,000	99,338
Houston Wtr. & Swr. Sys. Rev. Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	44,414
Humble Independent School District Series 2020 A, 2% 2/15/42	100,000	68,553
Katy Independent School District:
Series 2019, 4% 2/15/40	35,000	35,327
Series 2022, 4% 2/15/41	125,000	126,119
Keller Independent School District Series 2020, 4% 2/15/44	100,000	100,563
Lamar Consolidated Independent School District Series 2018, 4% 2/15/50	75,000	73,254
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	31,197
Series 2016 A:
0% 8/16/44	130,000	51,680
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	10,000	4,424
Lone Star College Sys. Gen. Oblig. Series 2021 A, 4% 2/15/46	250,000	252,879
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2019, 5% 5/15/44	260,000	272,432
Series 2020 A, 5% 5/15/50	55,000	58,734
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	10,135
Series 2005 B, 4.55% 5/1/30 (b)(c)	50,000	50,822
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33 (Pre-Refunded to 9/15/27 @ 75.851)	150,000	99,214
0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	50,000	29,670
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	40,178
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	6,732
0% 1/1/35 (Assured Guaranty Corp. Insured)	190,000	121,769
0% 1/1/38 (Assured Guaranty Corp. Insured)	100,000	54,213
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	15,169
Series 2015 A, 5% 1/1/27	100,000	104,088
Series 2017 B, 4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	105,000	107,899
Series 2018:
4.25% 1/1/49	5,000	4,914
5% 1/1/48	70,000	72,956
Northside Independent School District Series 2019 A, 4% 8/15/36	190,000	194,865
Port of Houston Auth. Series 2021, 4% 10/1/39	115,000	117,212
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	30,000	32,076
5% 2/1/32	45,000	47,917
Series 2019, 4% 2/1/28	90,000	95,959
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	22,688
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	21,572
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	53,737
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	50,000	50,075
Texas A&M Univ. Rev.:
Series 2017 E, 5% 5/15/35	50,000	54,239
Series 2021 A, 3% 5/15/37	115,000	105,558
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	26,462
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/23	15,000	15,181
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	51,143
Series 2015 A, 5% 10/1/24	45,000	46,665
Series 2016 A, 5% 4/1/30	50,000	53,275
Series 2017 B, 5% 10/1/33	35,000	38,597
Series 2018 A, 5% 10/1/26	65,000	70,825
Series 2018 B, 5% 8/1/24	30,000	30,980
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/31	65,000	65,896
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	58,843
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (b)	105,000	103,610
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	12,300
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C, 5% 8/15/25	65,000	66,010
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	63,286
Series 2018 A, 4% 10/15/37	10,000	10,228
Series 2018 B, 4% 10/15/34	5,000	5,201
Series 2019 A, 4% 10/15/49	160,000	157,174
Series 2020:
3% 10/15/34	10,000	10,027
5% 8/1/33	55,000	64,137
Tomball Independent School District Series 2018, 5% 2/15/41	125,000	134,809
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	51,013
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 A, 4% 8/15/42	65,000	65,915
Series 2016 J, 5% 8/15/26	20,000	21,678
Series 2017 B, 3.375% 8/15/44	15,000	13,330
Series 2019 A, 5% 8/15/31	15,000	17,114
Series 2021 A, 5% 8/15/31	165,000	198,253
Waco Independent School District Series 2022, 3% 8/15/40	235,000	205,780
Waller Independent School District Series 2020, 4% 2/15/50	15,000	14,394
TOTAL TEXAS		7,618,144
Utah - 0.9%
Salt Lake City Arpt. Rev. Series 2021 A, 4% 7/1/38 (b)	90,000	88,316
Salt Lake City Pub. Utils. Rev. Series 2020, 4% 2/1/44	100,000	100,438
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	20,000	22,061
Series 2020 A:
4% 8/1/39	65,000	66,130
5% 8/1/37	60,000	67,852
Series 2021 A1, 4% 8/1/41	80,000	80,847
Utah County Hosp. Rev. Series 2018 A, 5% 5/15/41	120,000	124,357
Utah Gen. Oblig. Series 2020, 5% 7/1/28	150,000	170,671
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	10,000	10,564
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	20,000	21,128
Series 2016, 4% 12/15/29	25,000	26,052
TOTAL UTAH		778,416
Virginia - 2.2%
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	10,110
Series 2017, 5% 3/15/27	15,000	16,536
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	42,742
Series 2016 A, 3% 4/1/36	155,000	145,200
Fairfax County Gen. Oblig. Series 2020 A, 5% 10/1/36	270,000	310,105
Fairfax County Indl. Dev. Auth.:
Series 2018 A, 5% 5/15/24	50,000	51,282
Series 2022, 5% 5/15/25	55,000	57,758
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	30,000	32,343
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	35,000	33,215
Series 2021, 3% 1/1/51	50,000	36,545
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	39,661
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (c)	30,000	33,986
Univ. of Virginia Gen. Rev. Series 2013 A, 4% 4/1/45	55,000	55,128
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Programs) Series 2017 E, 5% 2/1/25	125,000	130,688
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	10,466
Series 2017 E, 5% 2/1/24	45,000	45,915
Series 2019 C, 5% 2/1/30	45,000	51,525
Series 2017 A, 5% 2/1/24	60,000	61,220
Series 2019 C, 5% 2/1/25	65,000	67,993
Series 2022 A, 5% 2/1/26	100,000	107,334
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	51,360
Series 2017, 3% 5/15/36	125,000	119,481
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	5,000	5,059
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	36,764
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 3% 8/1/30	100,000	100,037
Series 2016 A, 3% 8/1/35	15,000	14,390
Series 2019 A, 5% 8/1/29	60,000	69,514
Virginia Small Bus. Fing. Auth.:
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022, 3% 1/1/41 (b)	50,000	38,762
Series 2014, 4% 10/1/38	5,000	4,945
Series 2020 A, 3.375% 1/1/51	80,000	57,527
Virginia St Pub. Bldg. Auth. Pubf Series 2022 A, 5% 8/1/31	80,000	96,128
TOTAL VIRGINIA		1,933,719
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	49,082
5% 11/1/35	65,000	69,649
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	18,175
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/28	75,000	78,999
Series 2016 A, 5% 7/1/28	55,000	59,442
Series 2017 A, 5% 7/1/28	95,000	105,239
Series 2018 C, 5% 7/1/33	65,000	72,602
King County Gen. Oblig.:
Series 2015 E, 5% 12/1/29	45,000	47,935
Series 2021 A, 4% 1/1/26	50,000	52,169
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	33,007
King County Pub. Hosp. District #2 Series 2020 A, 4% 12/1/45	120,000	117,296
King County School District #403 Series 2020 A, 4% 12/1/35	100,000	104,869
King County Swr. Rev. Series 2020 A, 4% 1/1/44	225,000	226,123
Port of Seattle Rev.:
Series 2018 B:
5% 5/1/24 (b)	75,000	76,397
5% 5/1/25 (b)	65,000	67,710
Series 2019, 5% 4/1/34 (b)	150,000	163,810
Seattle Muni. Lt. & Pwr. Rev.:
Series 2019 A, 5% 4/1/42	100,000	108,667
Series 2020 A, 5% 7/1/27	90,000	99,700
Series 2021 A, 4% 7/1/43	100,000	100,554
Seattle Wtr. Sys. Rev. Series 2015, 4% 5/1/45	50,000	49,948
Thurston & Pierce Counties Cmnty. Schools Series 2019, 4% 12/1/35	50,000	52,338
Univ. of Washington Univ. Revs. Series 2012 C, 3.25% 7/1/43	135,000	118,041
Washington Gen. Oblig.:
Series 2014 A, 5% 8/1/26	10,000	10,076
Series 2014 B:
5% 8/1/29	25,000	25,189
5% 8/1/31	55,000	55,416
Series 2014 E, 5% 2/1/32	90,000	91,689
Series 2015 B, 5% 2/1/28	40,000	41,718
Series 2015 G, 5% 7/1/26	100,000	104,157
Series 2015 H:
5% 7/1/26	25,000	26,039
5% 7/1/29	15,000	15,616
Series 2016 B, 5% 7/1/32	50,000	53,255
Series 2016 C, 5% 2/1/35	30,000	31,836
Series 2018 D, 5% 8/1/28	30,000	33,244
Series 2020 A, 5% 1/1/26	20,000	21,395
Series 2020 E, 5% 6/1/45	55,000	59,836
Series 2021 A:
5% 8/1/29	75,000	87,037
5% 2/1/31	100,000	119,363
5% 8/1/43	175,000	192,758
Series 2021 C, 5% 2/1/28	170,000	191,121
Series R 2015 C, 5% 7/1/27	25,000	26,039
Washington Health Care Facilities Auth. Rev.:
Series 2012 A:
4% 10/1/34	115,000	115,007
5% 10/1/38	5,000	5,009
Series 2014 C, 4% 10/1/44	55,000	51,785
Series 2015 B, 5% 8/15/24	20,000	20,619
Series 2017 B, 3.5% 8/15/38	70,000	66,144
Series 2020, 4% 9/1/50	115,000	105,697
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	29,344
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	76,375
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	36,119
TOTAL WASHINGTON		3,563,635
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	19,567
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	145,000	140,298
TOTAL WEST VIRGINIA		159,865
Wisconsin - 0.7%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	49,179
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	4,462
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	42,557
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (b)	5,000	4,017
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	65,000	68,266
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	43,758
Series 2015 1, 5% 5/1/25	70,000	73,627
Series 2016 2, 5% 11/1/29	65,000	70,096
Series 2017 2, 5% 11/1/25	65,000	69,290
Series 3, 5% 11/1/31	25,000	27,613
Series A, 4% 5/1/27	20,000	20,871
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	10,292
Series 2016 A:
3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	51,032
3.5% 2/15/46	20,000	16,480
Series 2017 A, 5% 4/1/28	5,000	5,412
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	9,595	9,129
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	37,679
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	11,080
TOTAL WISCONSIN		614,840
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	27,229
TOTAL MUNICIPAL BONDS (Cost $90,991,824)		87,828,205

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.21% (e)(f) (Cost $570,012)	569,886	569,990

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $91,561,836)	88,398,195
NET OTHER ASSETS (LIABILITIES) - 0.6%	537,631
NET ASSETS - 100.0%	88,935,826

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.21%	2,705,986	15,874,004	18,010,000	9,891	-	-	569,990	0.0%
Total	2,705,986	15,874,004	18,010,000	9,891	-	-	569,990

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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